Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2020
IFRS Text Block [Abstract]
Summary of Actuarial Assumptions

Actuarial calculations for pension and retirement plans, seniority premiums and post-retirement medical benefits, as well as the associated cost for the period, were determined using the following long-term assumptions for Mexico:

	December 31,	December 31,	December 31,
Mexico	2020	2019	2018
Financial:
Discount rate used to calculate the defined benefit obligation	7.20%	7.50%	9.40%
Salary increase	4.50%	4.50%	4.60%
Future pension increases	3.50%	3.50%	3.60%
Healthcare cost increase rate	5.10%	5.10%	5.10%
Biometric:
Mortality (1)	EMSSA 2009	EMSSA 2009	EMSSA 2009
Disability (2)	IMSS‑97	IMSS‑97	IMSS‑97
Normal retirement age	60 years	60 years	60 years
Employee turnover table (3)	BMAR 2007	BMAR 2007	BMAR 2007

Measurement date December:

(1)	EMSSA. Mexican Experience of social security.
(2)	IMSS. Mexican Experience of Instituto Mexicano del Seguro Social.
(3)	BMAR. Actuary experience.

Summary of Defined Benefit Plan Expected Future Benefit Payments

Based on these assumptions, the amounts of benefits expected to be paid out in the following years are as follows:

	Pension and				Post-Retirement
	Retirement		Seniority		Medical
	Plans		Premiums		Services		Total
2021	Ps.	702	Ps.	198	Ps.	26	Ps.	926
2022		335		168		28		531
2023		384		168		29		581
2024		398		170		31		599
2025		496		176		33		705
2026 to 2030		3,118		791		199		4,108

Summary of Balances of the Liabilities for Employee Benefits

	December 31,		December 31,
	2020		2019
Pension and Retirement Plans:
Defined benefit obligation	Ps.	7,679	Ps.	7,193
Pension plan funds at fair value		(2,788)		(2,678)
Net defined benefit liability	Ps.	4,891	Ps.	4,515
Seniority Premiums:
Defined benefit obligation	Ps.	1,763	Ps.	1,237
Seniority premium plan funds at fair value		(137)		(127)
Net defined benefit liability	Ps.	1,626	Ps.	1,110
Postretirement Medical Services:
Defined benefit obligation	Ps.	812	Ps.	797
Medical services funds at fair value		(76)		(75)
Net defined benefit liability	Ps.	736	Ps.	722
Total Employee Benefits	Ps.	7,253	Ps.	6,347

Summary of Trust Assets

Trust assets consist of fixed and variable return financial instruments recorded at fair value (Level 1), which are invested as follows:

	December 31,	December 31,
	2020	2019
Fixed return:
Traded securities	27%	9%
Bank instruments	9%	23%
Federal government instruments of the respective countries	29%	33%
Variable return:
Publicly traded shares	35%	35%
	100%	100%

Summary of Amounts and Types of Securities in Related Parties Included in Portfolio Fund

In Mexico, the amounts and types of securities of the Company in related parties included in portfolio fund are as follows:

	December 31,		December 31,
	2020		2019
Debt:
El Puerto de Liverpool, S.A.B. de C.V.	Ps.	30	Ps.	30
Grupo Industrial Bimbo, S.A.B. de C. V.		5		31
BBVA Bancomer, S.A de C.V.		10		20
Grupo Financiero Banorte, S.A.B. de C.V.		—		8
Grupo Financiero Scotiabank Inverlat, S.A. de C.V.		10		10

Equity:
CEMEX, S.A.B. de C.V.		8		12
Grupo Financiero Banorte, S.A.B. de C.V.		8		1
Alfa, S.A.B. de C.V.		3		6
El Puerto de Liverpool, S.A.B. de C.V.		—		2
Grupo Aeroportuario del Suereste, S.A.B. de C.V.		2		—
Others		4		3

Summary of Amount Recognized in Consolidated Income Statements and Consolidated Statements of Comprehensive Income

	Income Statement								AOCI (1)
					Gain or		Net Interest on
					Loss on		the Net Defined		Remeasurements
	Current		Past Service		Settlement or		Benefit		of the Net Defined
December 31, 2020	Service Cost		Cost		Curtailment		Liability		Benefit Liability
Pension and retirement plans	Ps.	372	Ps.	73	Ps.	—	Ps.	305	Ps.	2,024
Seniority premiums		239		—		—		91		483
Postretirement medical services		44		—		—		54		342
Total	Ps.	656	Ps.	73	Ps.	—	Ps.	450	Ps.	2,849
December 31, 2019
Pension and retirement plans	Ps.	279	Ps.	(45)	Ps.	2	Ps.	290	Ps.	1,608
Seniority premiums		139		161		—		57		162
Postretirement medical services		15		—		—		32		396
Total	Ps.	433	Ps.	116	Ps.	2	Ps.	379	Ps.	2,166

					Gain or		Net Interest on
					Loss on		the Net Defined		Remeasurements
	Current		Past Service		Settlement or		Benefit		of the Net Defined
December 31, 2018	Service Cost		Cost		Curtailment		Liability		Benefit Liability
Pension and retirement plans	Ps.	318	Ps.	—	Ps.	(5)	Ps.	304	Ps.	668
Seniority premiums		125		—		(8)		49		(63)
Postretirement medical services		25		—		(1)		34		41
Total	Ps.	468	Ps.	—	Ps.	(14)	Ps.	387	Ps.	646
(1)	Amounts accumulated in other comprehensive income as of the end of the period.

Summary of Remeasurements of Net Defined Benefit Liability Recognized in Accumulated Other Comprehensive Income

Remeasurements of the net defined benefit liability recognized in accumulated other comprehensive income are as follows:

	December 31,		December 31,		December 31,
	2020		2019		2018
Amount accumulated in other comprehensive income as of the beginning of the period, net of tax	Ps.	1,624	Ps.	475	Ps.	892

Actuarial (gains) arising from exchange rates		(6)		(30)		(21)
Remeasurements during the year, net of tax		312		100		221
Actuarial losses and (gains) arising from changes in financial assumptions		139		1,071		(617)
Actuarial losses and (gains) arising from changes in demographic assumptions		27		—		—
Effect on settlement		3		8		—
Amount accumulated in other comprehensive income as of the end of the period, net of tax	Ps.	2,099	Ps.	1,624	Ps.	475

Summary of Changes in the Balance of the Defined Benefit Obligation for Post-employment

	December 31,		December 31,		December 31,
	2020		2019		2018
Pension and Retirement Plans:
Initial balance	Ps.	7,193	Ps.	6,189	Ps.	7,370
Current service cost		372		279		318
Past service (credit) cost		73		(45)		—
Interest expense		506		530		484
Settlement / Curtailment		—		2		(5)
Remeasurements of the net defined benefit obligation		326		859		(740)
Foreign exchange loss (gain)		37		(69)		(86)
Benefits paid		(828)		(582)		(450)
(Derecognition) acquisitions		—		30		(702)
Ending balance	Ps.	7,679	Ps.	7,193	Ps.	6,189
Seniority Premiums:
Initial balance	Ps.	1,237	Ps.	772	Ps.	783
Current service cost		239		139		125
Past service cost		—		161		—
Interest expense		101		68		57
Settlement		13		—		(8)
Remeasurements of the net defined benefit obligation		309		230		(115)
Benefits paid		(136)		(133)		(77)
Acquisitions		—		—		7
Ending balance	Ps.	1,763	Ps.	1,237	Ps.	772
Postretirement Medical Services:
Initial balance	Ps.	797	Ps.	418	Ps.	524
Current service cost		44		15		25
Interest expense		61		38		39
Curtailment / Settlement		—		—		(1)
Remeasurements of the net defined benefit obligation		(59)		356		(143)
Benefits paid		(31)		(30)		(26)
Ending balance	Ps.	812	Ps.	797	Ps.	418

Summary of Changes in the Balance of Plan Assets

	December 31,		December 31,		December 31,
	2020		2019		2018
Total Plan Assets:
Initial balance	Ps.	2,880	Ps.	2,680	Ps.	3,304
Actual return on trust assets		113		174		47
Foreign exchange loss (gain)		3		2		(1)
Life annuities		5		24		35
Benefits paid		—		—		(1)
(Derecognition) acquisitions		—		—		(704)
Ending balance	Ps.	3,001	Ps.	2,880	Ps.	2,680

Summary of Amount of Defined Benefit Plan Expense and OCI Impact in Absolute Terms of Variation on Net Defined Benefit Liability

The following table presents the amount of defined benefit plan expense and OCI impact in absolute terms of a variation of 1% in the assumptions on the net defined benefit liability associated with the Company’s defined benefit plans. The sensitivity of this 1% on the significant actuarial assumptions is based on a projected long-term discount rates for Mexico and a yield curve projection of long-term Mexican government bonds - CETES:

+1%:	Income Statement						OCI(1)
			Gain or		Effect of Net		Remeasurements
Discount rate used to calculate the defined benefit			Loss on		Interest on the Net		of the Net Defined
obligation and the net interest on the net defined	Current		Settlement or		Defined Benefit		Benefit Liability
benefit liability	Service Cost		Curtailment		Liability (Asset)		(Asset)
Pension and retirement plans	Ps.	400	Ps.	—	Ps.	237	Ps.	1,784
Seniority premiums		223		—		80		432
Postretirement medical services		40		—		47		290
Total	Ps.	663	Ps.	—	Ps.	364	Ps.	2,506

Expected salary increase
Pension and retirement plans	Ps.	466	Ps.	—	Ps.	339	Ps.	1,984
Seniority premiums		241		—		93		514
Seniority premiums		44		—		54		342
Total	Ps.	751	Ps.	—	Ps.	486	Ps.	2,840

Assumed rate of increase in healthcare costs
Postretirement medical services	Ps.	52	Ps.	—	Ps.	64	Ps.	375

-1%:
			Gain or		Effect of Net		Remeasurements
Discount rate used to calculate the defined benefit			Loss on		Interest on the Net		of the Net Defined
obligation and the net interest on the net defined	Current		Settlement or		Defined Benefit		Benefit Liability
benefit liability	Service Cost		Curtailment		Liability (Asset)		(Asset)
Pension and retirement plans	Ps.	458	Ps.	—	Ps.	366	Ps.	2,025
Seniority premiums		257		—		99		521
Postretirement medical services		50		—		62		364
Total	Ps.	765	Ps.	—	Ps.	527	Ps.	2,910

Expected salary increase
Pension and retirement plans	Ps.	396	Ps.	—	Ps.	265	Ps.	1,820
Seniority premiums		235		—		90		432
Total	Ps.	631	Ps.	—	Ps.	355	Ps.	2,252

Assumed rate of increase in healthcare costs
Postretirement medical services	Ps.	38	Ps.	—	Ps.	45	Ps.	276
(1)	Amounts accumulated in other comprehensive income as of the end of the period.

Summary of Employee Benefit Expenses Recognized in Consolidated Income Statements

For the years ended December 31, 2020,  2019 and 2018, employee benefits expenses recognized in the consolidated income statements as cost of goods sold, administrative and selling expenses are as follows:

	2020		2019		2018
Wages and salaries	Ps.	68,312	Ps.	64,776	Ps.	58,745
Social security costs		11,595		11,494		10,486
Employee profit sharing		1,112		1,205		1,294
Post-employment benefits		1,002		795		842
Share-based payments		575		200		405
Termination benefits		201		169		132
	Ps.	82,797	Ps.	78,639	Ps.	71,904